SEGMENT INFORMATION (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 8,011,599	$ 7,327,933		$ 5,747,941
Goodwill, Acquired During Period		470,595	[1]	$ 1,634,496	[2]
42 West, The Door and Viewpoint, Shore Media [Member]
Restructuring Cost and Reserve [Line Items]
Finite-lived Intangible Assets Acquired	5,458,401	6,142,067
Finite-Lived Intangible Assets, Accumulated Amortization	8,011,599	7,327,933
Goodwill, Acquired During Period	$ 20,021,357	$ 20,021,357

[1]	Acquisition of B/HI in January 2021.
[2]	Acquisition of Be Social in August 2020.